Condensed consolidated statements of operations (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Sales to related parties	$ 4,679	$ 5,457
Depreciation and Impairment	1,310	1,316
Purchases of goods, related party transactions	$ 1,047	$ 1,341